Details of Subsidiaries and Variable Interest Entities (Detail)	3 Months Ended
Dec. 31, 2013
China Distance Education Limited (CDEL Hong Kong)
Variable Interest Entity [Line Items]
Date of establishment	Mar. 13, 2003
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Practice Enterprises Network China International Links Limited (Pencil)
Variable Interest Entity [Line Items]
Date of establishment	Feb. 23, 2010
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
DL Education Service , LLC ("DL Education")
Variable Interest Entity [Line Items]
Date of establishment	Sep. 27, 2012
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Variable Interest Entity [Line Items]
Date of establishment	Jan. 05, 2004
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co Ltd (Champion Education Technology)
Variable Interest Entity [Line Items]
Date of establishment	Apr. 23, 2007
Percentage of legal ownership by the Company	100.00%
Principal activities	Software licensing and course production
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Variable Interest Entity [Line Items]
Date of establishment	Jul. 12, 2000
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials
Beijing Caikaowang Company Ltd (Caikaowang)
Variable Interest Entity [Line Items]
Date of establishment	Nov. 28, 2007
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge)
Variable Interest Entity [Line Items]
Date of establishment	Jun. 24, 2008
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai)
Variable Interest Entity [Line Items]
Date of establishment	Feb. 19, 2009
Percentage of legal ownership by the Company
Principal activities	Provision of start-up training services
Beijing Haidian District Champion Training School (Champion Training School)
Variable Interest Entity [Line Items]
Date of establishment	Feb. 19, 2009
Percentage of legal ownership by the Company
Principal activities	Provision of online and offline education services